Concentrations of Credit Risk and Major Customers (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Supplier C [Member]
Concentrations of Credit Risk and Major Customers [Line Items]
Concentration risk percentage	23.30%			23.81%